Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 434,019	$ 412,486
Acquired goodwill	60	21,291
Foreign currency translation adjustment	(2,772)	242
Allocation to intangible assets related to 2021 acquisition	(596)
Goodwill, Ending Balance	$ 430,711	$ 434,019